Income Taxes (Details) - Schedule of deferred income tax assets and liabilities ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Operating loss carryforward	¥ 96,173		¥ 53,179
Intangible assets, net	2,856		3,675
Less: valuation allowances	(78,627)		(38,126)
Total	20,402	$ 2,958	18,728
Deferred tax liabilities:
Fair value adjustments in relation to short-term investments	13,954		14,734
Estimated profit arising from future renewal commissions	59,271		29,752
PRC dividend withholding taxes	29,230		29,230
Total	¥ 102,455		¥ 73,716